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                                                Filed Pursuant to Rule 497(j)
                                                Registration File No.: 2-74667




                          CERTIFICATION PURSUANT TO
                              RULE 497(j) OF THE
                            SECURITIES ACT OF 1933

   Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

   (1) The form of prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent registration statement or amendment filed with the Securities and Exchange Commission; and

   (2) The text of the most recent registration statement or amendment has been filed with the Securities and Exchange Commission electronically.